ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 1,701	$ 1,755
Less: allowance for doubtful accounts	(408)	(473)	$ (467)	$ (92)
Accounts receivable, net	$ 1,293	$ 1,282